Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Trade And Other Payables [Line Items]
Trade payables	$ 17,510	$ 13,106
Accrued liabilities and other payables	13,911	15,028
Salaries and benefits due to key management personnel	776	555
Employee salaries and benefits payable	724	473
Liability related to deferred stock unit plan	508	625
Accrued interest payable on convertible unsecured senior notes	1,386	1,386
Total	$ 34,815	$ 31,173